GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2012	$397,262
Foreign currency translation adjustment	(4,652)

Balance at December 31, 2013	392,610
Foreign currency translation adjustment	(5,299)

Balance at December 31, 2014	$387,311

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2014	2013
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$131,271	$138,599
Finite lived intangible assets:
Customer relationships	10-15 years	76,595	80,865
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(22,909)	(17,140)

Finite lived intangible assets, net		55,205	65,244

		$186,476	$203,843

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2014, 2013 and 2012, was $5,769, $6,029 and $4,925, respectively. Amortization of finite lived intangible assets for 2015 through 2019 is expected to be approximately $5,600 per year.